Income taxes	9 Months Ended
Sep. 30, 2025
Income taxes
Income taxes

12. Income Taxes

The Company’s effective tax rate was 15.7% and 6.0% for the three months ended September 30, 2025 and 2024, respectively. The Company's effective tax rate was 13.8% and 5.7% for the nine months ended September 30, 2025 and 2024, respectively. The Company recognized a provision on pre-tax income, reduced by non-taxable income related to the period in which the Company was treated as a Partnership for US income tax purposes.

On July 4, 2025, the One Big Beautiful Bill Act ("OBBBA") was signed into law and contains several changes to federal tax law. The Company is currently assessing the impact of the OBBBA on our combined and condensed consolidated financial statements.